INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax And Social Contribution
Actuarial gains on defined benefit pension plan	R$ 76,876	R$ 83,436
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	2,906,859	1,030,432
Gain on sale of shares	(1,158,102)
Total	R$ 1,500,283	R$ 788,518